Other Income - Net	12 Months Ended
Jun. 30, 2017
Other Income and Expenses [Abstract]
Other Income - Net

NOTE 5. OTHER INCOME - NET

On March 24, 2017, the Company received $25,000 from Her Imports for the sale of the remaining capital stock of Shareholder Acquisition Corp. (“SAC”), an entity formed by the Company on January 10, 2017, following a dividend spin-off of a total of approximately 24,125 shares of SAC capital stock (1 share of SAC capital stock for each 800 shares of Company common and preferred stock owned) to the Company ‘s stockholders of record on January 30, 2017. In connection with the transaction, the Company paid two consultants affiliated with our controlling stockholder Berkeley Clinic, LC a total of $10,000 in March 2017. The Company has reflected other income - net of $15,000 in the accompanying Statement of Operations for the year ended June 30, 2017.